Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income Per Share
Post-IPO net income attributable to Tradeweb Markets Inc.	$ 12,828			$ 12,828
Weighted average outstanding - Diluted	150,847,183			150,847,183
Earnings per share - Basic	$ 0.09			$ 0.09
Earnings per share - Diluted	$ 0.09			$ 0.09
Shares excluded from computation of diluted earnings per share			8,045,000		6,789,000
Successor
Net Income Per Share
Weighted average outstanding - Diluted	150,847,183			150,847,183
Earnings per share - Basic				$ 0.09
Earnings per share - Diluted	$ 0.09			$ 0.09
Tradeweb Markets LLC
Net Income Per Share
Post-IPO net income attributable to Tradeweb Markets Inc.				$ 42,352
Weighted average outstanding - Diluted				223,320,457
Earnings per share - Basic				$ 0.19
Earnings per share - Diluted				$ 0.19
Tradeweb Markets LLC | Successor
Net Income Per Share
Post-IPO net income attributable to Tradeweb Markets Inc.		$ 29,307
Basic weighted average shares outstanding		222,221,628
Dilutive effect of equity settled PRSUs		22,223
Weighted average outstanding - Diluted		222,243,851		223,320,457
Earnings per share - Basic		$ 0.13		$ 0.19
Earnings per share - Diluted		$ 0.13		$ 0.19
Tradeweb Markets LLC | Predecessor
Net Income Per Share
Post-IPO net income attributable to Tradeweb Markets Inc.			$ 38,897		$ 84,205	$ 130,160	$ 83,648	$ 93,161
Basic weighted average shares outstanding						215,365,920	212,568,635	210,979,704
Weighted average outstanding - Diluted			213,435,314		213,435,314	215,365,920	212,568,635	210,979,704
Earnings per share - Basic			$ 0.18		$ 0.39	$ 0.60	$ 0.39	$ 0.44
Earnings per share - Diluted			$ 0.18		$ 0.39	$ 0.60	$ 0.39	$ 0.44
Shares excluded from computation of diluted earnings per share	340			340
Tradeweb Markets LLC | Predecessor | Convertible term note
Net Income Per Share
Shares excluded from computation of diluted earnings per share							894,464	2,548,668
Tradeweb Markets LLC | Predecessor | Contingent consideration
Net Income Per Share
Shares excluded from computation of diluted earnings per share						5,444,566